Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2005 Portfolio℠
March 31, 2024
VIPIFF2005-NPRT1-0524
1.830286.118
Domestic Equity Funds - 8.1%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	4,698	263,685
VIP Equity-Income Portfolio Investor Class (a)	8,023	214,447
VIP Growth & Income Portfolio Investor Class (a)	9,940	294,329
VIP Growth Portfolio Investor Class (a)	4,142	437,121
VIP Mid Cap Portfolio Investor Class (a)	1,693	67,537
VIP Value Portfolio Investor Class (a)	7,433	150,231
VIP Value Strategies Portfolio Investor Class (a)	4,253	74,598
TOTAL DOMESTIC EQUITY FUNDS (Cost $801,775)		1,501,948

International Equity Funds - 12.4%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	86,975	943,677
VIP Overseas Portfolio Investor Class (a)	49,827	1,377,725
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,522,462)		2,321,402

Bond Funds - 63.8%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	338,345	3,055,255
Fidelity International Bond Index Fund (a)	44,165	404,996
Fidelity Long-Term Treasury Bond Index Fund (a)	52,978	516,007
VIP High Income Portfolio Investor Class (a)	66,141	307,554
VIP Investment Grade Bond II Portfolio Investor Class (a)	809,981	7,613,819
TOTAL BOND FUNDS (Cost $12,632,053)		11,897,631

Short-Term Funds - 15.7%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 5.11% (a)(b) (Cost $2,924,243)	2,924,243	2,924,243

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $17,880,533)	18,645,224
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,221
NET ASSETS - 100.0%	18,646,445

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	3,182,649	70,355	193,963	1,092	(7,948)	4,162	3,055,255
Fidelity International Bond Index Fund	473,402	12,291	79,157	3,012	(5,360)	3,820	404,996
Fidelity Long-Term Treasury Bond Index Fund	621,871	11,094	94,198	4,736	(20,480)	(2,280)	516,007
VIP Contrafund Portfolio Investor Class	191,096	60,532	22,723	943	725	34,055	263,685
VIP Emerging Markets Portfolio Investor Class	930,206	43,707	59,250	805	2,306	26,708	943,677
VIP Equity-Income Portfolio Investor Class	154,963	61,062	18,755	989	882	16,295	214,447
VIP Government Money Market Portfolio Investor Class 5.11%	3,397,590	204,053	677,400	39,813	-	-	2,924,243
VIP Growth & Income Portfolio Investor Class	212,934	80,797	26,295	1,762	1,095	25,798	294,329
VIP Growth Portfolio Investor Class	316,465	105,083	34,058	5,663	716	48,915	437,121
VIP High Income Portfolio Investor Class	307,317	4,292	9,985	132	(1,516)	7,446	307,554
VIP Investment Grade Bond II Portfolio Investor Class	7,267,055	577,142	186,430	4,519	(11,618)	(32,330)	7,613,819
VIP Mid Cap Portfolio Investor Class	48,511	18,790	6,314	1,014	374	6,176	67,537
VIP Overseas Portfolio Investor Class	1,344,743	26,238	90,931	5,109	20,696	76,979	1,377,725
VIP Value Portfolio Investor Class	108,138	46,184	13,723	2,659	936	8,696	150,231
VIP Value Strategies Portfolio Investor Class	53,479	22,966	7,435	861	563	5,025	74,598
	18,610,419	1,344,586	1,520,617	73,109	(18,629)	229,465	18,645,224

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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